Schedule of other income and expenses (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income And Expenses
Unscheduled stoppages and pre-operating expenses		$ (513)	$ (351)	$ (889)	$ (651)
Gains (losses) with legal, administrative and arbitration proceedings		(298)	(326)	(557)	(275)
Pension and medical benefits - retirees		(253)	(221)	(491)	(439)
Performance award program		(129)	(101)	(247)	(195)
Losses with commodities derivatives		(169)	(19)	(222)	(42)
Profit sharing		(34)	(30)	(65)	(58)
Losses on decommissioning of returned/abandoned areas		(3)	(1)	(27)	(7)
Equalization of expenses - Production Individualization Agreements		(37)	(9)	(9)	(52)
Amounts recovered from Lava Jato investigation	[1]		55	12	196
Recovery of taxes	[2]	24	485	41	506
Fines imposed on suppliers		48	48	116	77
Reimbursements from E&P partnership operations		127	191	154	291
Early termination and changes to cash flow estimates of leases		176	157	401	226
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control		370	56	846	104
Results from co-participation agreements in bid areas	[3]	2,872		2,872
Reclassification of comprehensive income (loss) due to the disposal of equity-accounted investments					(33)
Others		8	(43)	(68)	(41)
Total		$ 2,189	$ (109)	$ 1,867	$ (393)

[1]	The total amount recovered from Lava Jato Investigation through December 31, 2021 was US$ 1,522, recognized through collaboration and leniency agreements entered into with individuals and legal entities.
[2]	In the three and six-month periods ended June 30, 2021, it Includes the effects of the exclusion of ICMS (VAT tax) from the basis of calculation of sales taxes PIS and COFINS, except for the effects of inflation indexation.
[3]	It refers to the gain related to the Co-participation Agreement of Atapu and Sépia (see note 16.2).